John Hancock
Balanced Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 59.2%		$2,485,748,944
(Cost $1,630,455,588)
Communication services 6.9%		289,122,918
Interactive media and services 5.1%
Alphabet, Inc., Class A (A)	1,463,180	170,197,098
Meta Platforms, Inc., Class A (A)	266,969	42,474,768
Media 1.8%
Comcast Corp., Class A	2,037,608	76,451,052
Consumer discretionary 7.6%		320,609,700
Internet and direct marketing retail 3.3%
Amazon.com, Inc. (A)	1,032,113	139,283,649
Multiline retail 0.8%
Dollar General Corp.	145,316	36,100,854
Specialty retail 3.5%
CarMax, Inc. (A)	262,814	26,160,506
Dick’s Sporting Goods, Inc. (B)	390,734	36,568,795
Lowe’s Companies, Inc.	272,265	52,146,915
Ulta Beauty, Inc. (A)	78,036	30,348,981
Consumer staples 4.5%		187,678,505
Beverages 0.7%
Anheuser-Busch InBev SA/NV	548,135	29,362,277
Food and staples retailing 2.7%
Sysco Corp.	417,768	35,468,503
Walmart, Inc.	577,647	76,278,286
Household products 1.1%
The Procter & Gamble Company	335,249	46,569,439
Energy 4.1%		172,416,289
Oil, gas and consumable fuels 4.1%
ConocoPhillips	404,568	39,417,060
Devon Energy Corp.	531,319	33,393,399
Pioneer Natural Resources Company	158,896	37,650,407
Suncor Energy, Inc.	931,845	31,626,819
Valero Energy Corp.	273,798	30,328,604
Financials 7.1%		299,366,251
Banks 2.7%
Citizens Financial Group, Inc.	749,610	28,462,692
First Interstate BancSystem, Inc., Class A	334,599	13,644,947
JPMorgan Chase & Co.	630,605	72,746,593
Capital markets 1.3%
BlackRock, Inc.	35,291	23,616,031
The Goldman Sachs Group, Inc.	91,582	30,532,523
Consumer finance 0.6%
Discover Financial Services	261,211	26,382,311
Diversified financial services 2.0%
Berkshire Hathaway, Inc., Class B (A)	270,844	81,415,706
Insurance 0.5%
Arthur J. Gallagher & Company	126,071	22,565,448
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 9.7%		$407,867,824
Biotechnology 1.3%
Gilead Sciences, Inc.	221,861	13,256,195
Incyte Corp. (A)	154,061	11,967,458
Sage Therapeutics, Inc. (A)	234,359	8,064,293
Vertex Pharmaceuticals, Inc. (A)	70,912	19,884,434
Health care equipment and supplies 0.9%
Abbott Laboratories	354,068	38,536,761
Health care providers and services 2.4%
McKesson Corp.	75,182	25,680,668
UnitedHealth Group, Inc.	141,718	76,859,340
Life sciences tools and services 1.4%
PerkinElmer, Inc.	87,772	13,444,037
Thermo Fisher Scientific, Inc.	76,198	45,597,645
Pharmaceuticals 3.7%
AstraZeneca PLC	254,362	33,459,224
Eli Lilly & Company	200,822	66,209,005
Pfizer, Inc.	1,087,087	54,908,764
Industrials 3.3%		138,130,088
Industrial conglomerates 1.3%
Honeywell International, Inc.	169,891	32,697,222
Siemens AG	196,958	21,969,403
Machinery 2.0%
Deere & Company	112,462	38,594,709
Ingersoll Rand, Inc.	900,979	44,868,754
Information technology 12.9%		539,169,093
Communications equipment 1.2%
Cisco Systems, Inc.	1,107,699	50,256,304
IT services 0.6%
PayPal Holdings, Inc. (A)	311,988	26,996,322
Semiconductors and semiconductor equipment 3.2%
Broadcom, Inc.	175,435	93,941,934
Micron Technology, Inc.	620,704	38,396,749
Software 5.6%
Microsoft Corp.	612,859	172,054,012
salesforce.com, Inc. (A)	200,487	36,893,618
SAP SE, ADR (B)	253,134	23,594,620
Technology hardware, storage and peripherals 2.3%
Apple, Inc.	597,105	97,035,534
Materials 2.0%		82,609,500
Chemicals 0.5%
Linde PLC	73,509	22,199,718
Containers and packaging 0.7%
Ball Corp.	364,123	26,733,911
Metals and mining 0.8%
Freeport-McMoRan, Inc.	1,067,381	33,675,871
Real estate 1.1%		46,932,106
Equity real estate investment trusts 1.1%
American Tower Corp.	92,163	24,960,505
Digital Realty Trust, Inc.	165,886	21,971,601
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	3

	Shares	Value
Utilities 0.0%		$1,846,670
Multi-utilities 0.0%

Algonquin Power & Utilities Corp.	40,250	1,846,670
Preferred securities 0.1%		$3,527,508
(Cost $3,318,325)
Communication services 0.0%		795,472
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	33,200	795,472
Financials 0.0%		190,350
Banks 0.0%
Wells Fargo & Company, 7.500%	150	190,350
Utilities 0.1%		2,541,686
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	29,840	1,565,108
Multi-utilities 0.0%
NiSource, Inc., 7.750%	8,300	976,578

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 12.8%				$537,810,013
(Cost $550,988,253)
U.S. Government 5.9%				249,623,423
U.S. Treasury
Bond	2.250	02-15-52	139,272,000	117,445,466
Bond	2.875	05-15-52	27,574,000	26,669,228
Bond	3.000	02-15-47	684,000	651,563
Bond	3.250	05-15-42	47,175,000	47,226,598
Note	2.875	05-15-32	50,593,000	51,502,093
Note	3.250	06-30-27	5,979,000	6,128,475
U.S. Government Agency 6.9%				288,186,590
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	11-01-34	1,748,189	1,711,023
30 Yr Pass Thru	2.000	11-01-51	1,271,859	1,150,532
30 Yr Pass Thru	2.000	12-01-51	4,216,016	3,811,201
30 Yr Pass Thru	2.000	01-01-52	1,455,791	1,315,098
30 Yr Pass Thru	2.500	08-01-51	5,415,558	5,088,153
30 Yr Pass Thru	2.500	11-01-51	3,942,585	3,699,827
30 Yr Pass Thru	2.500	12-01-51	1,398,405	1,306,619
30 Yr Pass Thru	3.000	03-01-43	475,005	471,882
30 Yr Pass Thru	3.000	12-01-45	2,150,312	2,122,066
30 Yr Pass Thru	3.000	10-01-46	7,283,915	7,165,472
30 Yr Pass Thru	3.000	10-01-46	2,306,377	2,268,153
30 Yr Pass Thru	3.000	12-01-46	1,747,760	1,717,702
30 Yr Pass Thru	3.000	12-01-46	1,589,211	1,563,369
30 Yr Pass Thru	3.000	04-01-47	2,728,994	2,669,505
30 Yr Pass Thru	3.000	10-01-49	3,703,496	3,612,926
30 Yr Pass Thru	3.000	10-01-49	2,901,738	2,824,428
30 Yr Pass Thru	3.000	12-01-49	834,128	813,208
30 Yr Pass Thru	3.000	12-01-49	3,997,833	3,882,575
30 Yr Pass Thru	3.000	01-01-50	5,233,938	5,102,670
30 Yr Pass Thru	3.500	10-01-46	2,498,801	2,514,325
30 Yr Pass Thru	3.500	12-01-46	1,100,781	1,111,747
30 Yr Pass Thru	3.500	11-01-48	877,406	885,598
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	03-01-52	2,233,990	$2,229,525
30 Yr Pass Thru	4.000	11-01-47	425,519	433,540
30 Yr Pass Thru	4.000	08-01-48	500,485	511,483
30 Yr Pass Thru (C)	4.000	05-01-52	232,883	237,223
30 Yr Pass Thru	4.500	03-01-41	789,768	830,085
30 Yr Pass Thru	5.500	11-01-39	509,263	553,610
Federal National Mortgage Association
30 Yr Pass Thru	2.000	09-01-50	11,951,727	10,856,429
30 Yr Pass Thru	2.000	09-01-50	3,958,944	3,593,658
30 Yr Pass Thru	2.000	10-01-50	1,564,719	1,420,345
30 Yr Pass Thru	2.000	02-01-52	18,338,776	16,566,452
30 Yr Pass Thru	2.500	09-01-50	10,708,342	10,085,804
30 Yr Pass Thru	2.500	09-01-50	11,875,385	11,185,000
30 Yr Pass Thru	2.500	08-01-51	7,349,453	6,898,072
30 Yr Pass Thru	2.500	08-01-51	3,955,141	3,709,756
30 Yr Pass Thru	2.500	10-01-51	1,876,629	1,760,199
30 Yr Pass Thru	2.500	11-01-51	4,209,503	3,960,177
30 Yr Pass Thru	2.500	01-01-52	4,367,205	4,084,654
30 Yr Pass Thru	2.500	03-01-52	38,671,925	36,162,017
30 Yr Pass Thru	3.000	02-01-43	296,430	291,821
30 Yr Pass Thru	3.000	03-01-43	119,260	118,374
30 Yr Pass Thru	3.000	05-01-43	181,723	180,374
30 Yr Pass Thru	3.000	12-01-45	2,103,150	2,065,848
30 Yr Pass Thru	3.000	02-01-47	1,811,166	1,781,307
30 Yr Pass Thru	3.000	10-01-47	3,656,095	3,590,107
30 Yr Pass Thru	3.000	12-01-47	958,454	937,561
30 Yr Pass Thru	3.000	10-01-49	4,238,470	4,138,791
30 Yr Pass Thru	3.000	11-01-49	759,993	739,745
30 Yr Pass Thru	3.000	02-01-52	2,492,134	2,408,214
30 Yr Pass Thru	3.500	06-01-42	1,889,404	1,896,622
30 Yr Pass Thru	3.500	06-01-43	3,475,781	3,516,084
30 Yr Pass Thru	3.500	12-01-44	645,708	650,169
30 Yr Pass Thru	3.500	04-01-45	557,318	562,910
30 Yr Pass Thru	3.500	04-01-45	224,843	227,099
30 Yr Pass Thru	3.500	07-01-47	5,133,622	5,183,523
30 Yr Pass Thru	3.500	12-01-47	826,500	830,660
30 Yr Pass Thru	3.500	06-01-49	4,461,375	4,468,493
30 Yr Pass Thru	3.500	09-01-49	512,794	512,049
30 Yr Pass Thru	3.500	01-01-50	1,613,756	1,610,909
30 Yr Pass Thru	3.500	03-01-50	2,882,194	2,877,110
30 Yr Pass Thru	3.500	02-01-52	2,109,693	2,111,905
30 Yr Pass Thru	3.500	04-01-52	2,797,983	2,781,900
30 Yr Pass Thru (C)	4.000	TBA	28,272,000	28,412,256
30 Yr Pass Thru	4.000	01-01-41	1,028,275	1,057,380
30 Yr Pass Thru	4.000	09-01-41	474,705	488,576
30 Yr Pass Thru	4.000	10-01-41	3,352,140	3,447,805
30 Yr Pass Thru	4.000	01-01-47	3,871,506	3,957,489
30 Yr Pass Thru	4.000	04-01-48	524,461	536,339
30 Yr Pass Thru	4.000	10-01-48	475,821	486,002
30 Yr Pass Thru (C)	4.000	01-01-49	430,997	438,334
30 Yr Pass Thru	4.000	07-01-49	599,178	609,565
30 Yr Pass Thru	4.000	07-01-49	1,342,636	1,367,587
30 Yr Pass Thru	4.000	02-01-50	2,062,414	2,098,164
30 Yr Pass Thru (C)	4.000	03-01-51	8,575,892	8,721,790
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	04-01-52	869,895	$882,528
30 Yr Pass Thru (C)	4.000	06-01-52	241,181	245,380
30 Yr Pass Thru (C)	4.500	TBA	13,563,000	13,798,763
30 Yr Pass Thru	4.500	11-01-39	916,224	960,420
30 Yr Pass Thru	4.500	09-01-40	473,221	496,890
30 Yr Pass Thru	4.500	05-01-41	296,669	311,340
30 Yr Pass Thru	4.500	07-01-41	1,144,169	1,195,499
30 Yr Pass Thru	4.500	01-01-43	357,789	373,840
30 Yr Pass Thru	4.500	04-01-48	2,026,520	2,099,701
30 Yr Pass Thru	4.500	07-01-48	805,991	830,563
30 Yr Pass Thru	7.000	06-01-32	592	654
30 Yr Pass Thru	7.500	04-01-31	1,025	1,140

30 Yr Pass Thru	8.000	01-01-31	816	902
Foreign government obligations 0.2%				$8,053,968
(Cost $8,922,552)
Argentina 0.0%				1,434,628
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	5,477,000	1,434,628
Qatar 0.1%				2,894,768
State of Qatar
Bond (D)	3.375	03-14-24	1,718,000	1,718,416
Bond (D)	5.103	04-23-48	1,060,000	1,176,352
Saudi Arabia 0.1%				3,724,572
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	3,559,000	3,724,572

Corporate bonds 19.9%				$832,644,279
(Cost $927,506,119)
Communication services 2.4%				102,738,845
Diversified telecommunication services 0.7%
AT&T, Inc.	3.500	06-01-41	2,780,000	2,331,249
AT&T, Inc.	3.650	06-01-51	3,575,000	2,912,517
AT&T, Inc.	3.800	02-15-27	320,000	321,210
C&W Senior Financing DAC (D)	6.875	09-15-27	1,515,000	1,350,259
Connect Finco SARL (D)	6.750	10-01-26	2,042,000	1,997,137
GCI LLC (D)	4.750	10-15-28	860,000	783,804
Kenbourne Invest SA (D)	4.700	01-22-28	309,000	220,051
Kenbourne Invest SA (D)	6.875	11-26-24	500,000	468,300
Level 3 Financing, Inc. (D)	3.400	03-01-27	2,649,000	2,390,647
Switch, Ltd. (D)	3.750	09-15-28	272,000	272,087
Telecom Argentina SA (D)	8.000	07-18-26	944,000	825,272
Telecom Italia SpA (D)	5.303	05-30-24	1,042,000	1,013,085
Telefonica Emisiones SA	5.213	03-08-47	2,888,000	2,611,519
Telesat Canada (D)	5.625	12-06-26	652,000	416,224
Total Play Telecomunicaciones SA de CV (D)	6.375	09-20-28	1,376,000	1,077,793
Total Play Telecomunicaciones SA de CV (D)	7.500	11-12-25	2,803,000	2,447,439
Verizon Communications, Inc.	4.329	09-21-28	4,253,000	4,362,081
Verizon Communications, Inc.	4.400	11-01-34	2,190,000	2,186,059
Entertainment 0.5%
AMC Entertainment Holdings, Inc. (D)	10.000	06-15-26	2,413,000	1,908,948
Lions Gate Capital Holdings LLC (D)	5.500	04-15-29	1,586,000	1,291,058
Live Nation Entertainment, Inc. (D)	4.750	10-15-27	1,905,000	1,814,513
Magallanes, Inc. (D)	4.279	03-15-32	2,155,000	2,011,197
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
Netflix, Inc.	4.875	04-15-28	3,225,000	$3,202,038
Netflix, Inc. (D)	4.875	06-15-30	1,230,000	1,213,389
Netflix, Inc. (D)	5.375	11-15-29	435,000	436,938
Netflix, Inc.	5.875	11-15-28	3,100,000	3,215,940
Playtika Holding Corp. (D)	4.250	03-15-29	249,000	223,363
Take-Two Interactive Software, Inc.	3.300	03-28-24	1,884,000	1,872,822
Take-Two Interactive Software, Inc.	3.550	04-14-25	1,064,000	1,055,514
WMG Acquisition Corp. (D)	3.000	02-15-31	2,092,000	1,816,965
WMG Acquisition Corp. (D)	3.875	07-15-30	1,442,000	1,314,816
Interactive media and services 0.0%
Match Group Holdings II LLC (D)	3.625	10-01-31	470,000	401,493
Match Group Holdings II LLC (D)	4.125	08-01-30	1,271,000	1,136,935
Twitter, Inc. (D)	3.875	12-15-27	930,000	884,895
Media 0.7%
Altice Financing SA (D)	5.000	01-15-28	351,000	309,133
Cable One, Inc. (D)	4.000	11-15-30	448,000	398,160
CCO Holdings LLC (D)	4.500	06-01-33	1,180,000	997,100
Charter Communications Operating LLC	3.900	06-01-52	1,314,000	949,303
Charter Communications Operating LLC	4.200	03-15-28	3,188,000	3,081,786
Charter Communications Operating LLC	4.800	03-01-50	3,225,000	2,661,191
Charter Communications Operating LLC	5.750	04-01-48	3,713,000	3,422,480
Charter Communications Operating LLC	6.484	10-23-45	2,885,000	2,896,965
Globo Comunicacao e Participacoes SA (D)	4.875	01-22-30	1,890,000	1,521,450
LCPR Senior Secured Financing DAC (D)	5.125	07-15-29	625,000	548,355
LCPR Senior Secured Financing DAC (D)	6.750	10-15-27	689,000	668,869
News Corp. (D)	3.875	05-15-29	1,943,000	1,792,243
News Corp. (D)	5.125	02-15-32	611,000	583,505
Radiate Holdco LLC (D)	6.500	09-15-28	801,000	635,569
Sirius XM Radio, Inc. (D)	4.000	07-15-28	1,754,000	1,629,466
Sirius XM Radio, Inc. (D)	5.000	08-01-27	2,180,000	2,162,059
Stagwell Global LLC (D)	5.625	08-15-29	2,712,000	2,271,246
Townsquare Media, Inc. (D)	6.875	02-01-26	411,000	376,780
Univision Communications, Inc. (D)	4.500	05-01-29	508,000	458,960
Univision Communications, Inc. (D)	7.375	06-30-30	178,000	180,245
Videotron, Ltd. (D)	3.625	06-15-29	839,000	732,044
Virgin Media Finance PLC (D)	5.000	07-15-30	334,000	282,950
Wireless telecommunication services 0.5%
Millicom International Cellular SA (D)	5.125	01-15-28	180,000	165,348
Millicom International Cellular SA (D)	6.250	03-25-29	1,066,500	1,014,042
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	1,260,000	1,237,140
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	785,000	799,287
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	2,900,000	2,502,700
Sprint Corp.	7.875	09-15-23	1,454,000	1,507,522
Telefonica Celular del Paraguay SA (D)	5.875	04-15-27	1,073,000	1,022,440
T-Mobile USA, Inc.	2.050	02-15-28	3,552,000	3,185,278
T-Mobile USA, Inc.	2.550	02-15-31	1,138,000	995,057
T-Mobile USA, Inc.	2.875	02-15-31	245,000	216,825
T-Mobile USA, Inc.	3.375	04-15-29	2,210,000	2,063,234
T-Mobile USA, Inc.	3.750	04-15-27	1,527,000	1,502,832
T-Mobile USA, Inc.	3.875	04-15-30	3,015,000	2,900,205
T-Mobile USA, Inc.	4.500	04-15-50	1,106,000	1,023,536
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	2,146,000	$2,255,983
Consumer discretionary 2.4%				99,407,298
Auto components 0.0%
Aptiv PLC	3.250	03-01-32	624,000	550,868
Dealer Tire LLC (D)	8.000	02-01-28	642,000	576,131
LCM Investments Holdings II LLC (D)	4.875	05-01-29	494,000	422,122
Automobiles 0.7%
Ford Motor Company	3.250	02-12-32	980,000	818,300
Ford Motor Credit Company LLC	2.900	02-16-28	330,000	286,281
Ford Motor Credit Company LLC	4.000	11-13-30	887,000	784,035
Ford Motor Credit Company LLC	4.125	08-17-27	2,039,000	1,934,399
Ford Motor Credit Company LLC	4.134	08-04-25	5,410,000	5,335,613
Ford Motor Credit Company LLC	5.113	05-03-29	3,014,000	2,930,181
General Motors Company	5.400	04-01-48	1,375,000	1,235,683
General Motors Financial Company, Inc.	2.400	10-15-28	4,272,000	3,658,599
General Motors Financial Company, Inc.	3.600	06-21-30	5,367,000	4,766,111
General Motors Financial Company, Inc.	4.350	01-17-27	1,998,000	1,964,773
Hyundai Capital America (D)	1.000	09-17-24	2,134,000	1,991,506
Hyundai Capital America (D)	1.800	10-15-25	726,000	665,580
Hyundai Capital America (D)	2.375	10-15-27	726,000	648,194
Mercedes-Benz Finance North America LLC (D)	3.500	08-03-25	895,000	886,922
Nissan Motor Acceptance Company LLC (D)	1.125	09-16-24	1,076,000	998,170
Nissan Motor Acceptance Company LLC (D)	3.450	03-15-23	960,000	953,572
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (D)	7.125	07-31-26	1,011,000	950,340
Service Corp. International	4.000	05-15-31	1,326,000	1,219,980
Sotheby’s (D)	7.375	10-15-27	1,078,000	1,037,293
Hotels, restaurants and leisure 1.1%
Affinity Gaming (D)	6.875	12-15-27	579,000	501,730
Booking Holdings, Inc.	4.625	04-13-30	2,389,000	2,458,025
Caesars Resort Collection LLC (D)	5.750	07-01-25	656,000	656,098
CCM Merger, Inc. (D)	6.375	05-01-26	503,000	473,796
Choice Hotels International, Inc.	3.700	12-01-29	1,287,000	1,164,091
Choice Hotels International, Inc.	3.700	01-15-31	1,210,000	1,090,009
Expedia Group, Inc.	2.950	03-15-31	1,494,000	1,232,875
Expedia Group, Inc.	3.250	02-15-30	2,321,000	2,004,497
Expedia Group, Inc.	3.800	02-15-28	3,235,000	3,017,337
Expedia Group, Inc.	4.625	08-01-27	2,049,000	2,013,463
Expedia Group, Inc.	5.000	02-15-26	2,261,000	2,287,192
Full House Resorts, Inc. (D)	8.250	02-15-28	730,000	594,257
Hilton Domestic Operating Company, Inc. (D)	3.625	02-15-32	1,048,000	903,900
Hilton Domestic Operating Company, Inc. (D)	4.000	05-01-31	666,000	597,828
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	1,604,000	1,557,885
Hilton Domestic Operating Company, Inc. (D)	5.750	05-01-28	237,000	238,380
Hilton Grand Vacations Borrower Escrow LLC (D)	4.875	07-01-31	921,000	773,640
Hilton Grand Vacations Borrower Escrow LLC (D)	5.000	06-01-29	1,217,000	1,076,832
Hyatt Hotels Corp.	1.800	10-01-24	1,135,000	1,074,211
Hyatt Hotels Corp.	6.000	04-23-30	1,032,000	1,062,288
International Game Technology PLC (D)	5.250	01-15-29	225,000	217,277
International Game Technology PLC (D)	6.500	02-15-25	726,000	737,798
Jacobs Entertainment, Inc. (D)	6.750	02-15-29	568,000	471,050
Marriott International, Inc.	2.850	04-15-31	1,894,000	1,628,805
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Marriott International, Inc.	3.125	06-15-26	650,000	$627,164
Marriott International, Inc.	4.625	06-15-30	1,760,000	1,722,265
Marriott Ownership Resorts, Inc. (D)	4.500	06-15-29	211,000	183,171
MGM Resorts International	4.750	10-15-28	2,252,000	2,041,033
Midwest Gaming Borrower LLC (D)	4.875	05-01-29	1,354,000	1,235,633
Mohegan Gaming & Entertainment (D)	8.000	02-01-26	1,580,000	1,414,100
New Red Finance, Inc. (D)	4.000	10-15-30	2,782,000	2,420,340
Papa John’s International, Inc. (D)	3.875	09-15-29	229,000	200,342
Premier Entertainment Sub LLC (D)	5.625	09-01-29	807,000	651,653
Premier Entertainment Sub LLC (D)	5.875	09-01-31	2,009,000	1,572,348
Resorts World Las Vegas LLC (D)	4.625	04-16-29	1,290,000	1,049,125
Resorts World Las Vegas LLC (D)	4.625	04-06-31	600,000	476,955
Royal Caribbean Cruises, Ltd. (D)	9.125	06-15-23	710,000	720,728
Travel + Leisure Company (D)	4.625	03-01-30	1,354,000	1,109,220
Travel + Leisure Company	6.600	10-01-25	585,000	595,273
Wyndham Hotels & Resorts, Inc. (D)	4.375	08-15-28	741,000	680,761
Yum! Brands, Inc.	3.625	03-15-31	1,378,000	1,247,049
Yum! Brands, Inc. (D)	4.750	01-15-30	908,000	882,939
Household durables 0.2%
Brookfield Residential Properties, Inc. (D)	5.000	06-15-29	773,000	594,051
Century Communities, Inc. (D)	3.875	08-15-29	1,730,000	1,472,964
Century Communities, Inc.	6.750	06-01-27	1,349,000	1,370,935
Empire Communities Corp. (D)	7.000	12-15-25	287,000	250,408
KB Home	4.000	06-15-31	1,278,000	1,076,485
KB Home	7.250	07-15-30	330,000	331,650
MDC Holdings, Inc.	2.500	01-15-31	632,000	470,285
Toll Brothers Finance Corp.	3.800	11-01-29	285,000	256,196
Internet and direct marketing retail 0.1%
Amazon.com, Inc.	4.050	08-22-47	1,945,000	1,922,734
eBay, Inc.	2.700	03-11-30	2,477,000	2,185,328
Multiline retail 0.1%
Dollar Tree, Inc.	4.200	05-15-28	3,698,000	3,701,438
Macy’s Retail Holdings LLC (D)	5.875	04-01-29	287,000	252,068
Macy’s Retail Holdings LLC (D)	5.875	03-15-30	103,000	88,301
Macy’s Retail Holdings LLC (D)	6.125	03-15-32	188,000	158,076
Specialty retail 0.1%
Asbury Automotive Group, Inc. (D)	4.625	11-15-29	274,000	241,838
Asbury Automotive Group, Inc.	4.750	03-01-30	884,000	770,737
AutoNation, Inc.	4.750	06-01-30	995,000	961,406
Group 1 Automotive, Inc. (D)	4.000	08-15-28	122,000	109,118
Ken Garff Automotive LLC (D)	4.875	09-15-28	603,000	497,315
Lithia Motors, Inc. (D)	3.875	06-01-29	577,000	513,388
Lithia Motors, Inc. (D)	4.375	01-15-31	577,000	523,628
Lithia Motors, Inc. (D)	4.625	12-15-27	288,000	274,133
Specialty Building Products Holdings LLC (D)	6.375	09-30-26	120,000	106,800
Consumer staples 0.7%				27,943,583
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	1,729,000	1,670,386
Food and staples retailing 0.1%
Advantage Sales & Marketing, Inc. (D)	6.500	11-15-28	1,728,000	1,572,480
Albertsons Companies, Inc. (D)	3.250	03-15-26	588,000	546,428
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing (continued)
Albertsons Companies, Inc. (D)	3.500	03-15-29	1,897,000	$1,661,146
U.S. Foods, Inc. (D)	4.750	02-15-29	1,162,000	1,084,652
Food products 0.4%
BRF SA (D)	5.750	09-21-50	1,714,000	1,282,112
Coruripe Netherlands BV (D)	10.000	02-10-27	1,488,000	1,264,067
Darling Ingredients, Inc. (D)	6.000	06-15-30	471,000	487,122
JBS Finance Luxembourg Sarl (D)	3.625	01-15-32	1,341,000	1,117,174
JBS USA LUX SA (D)	3.750	12-01-31	434,000	365,353
JBS USA LUX SA (D)	5.125	02-01-28	909,000	905,982
JBS USA LUX SA (D)	5.750	04-01-33	2,479,000	2,452,524
Kraft Heinz Foods Company	4.375	06-01-46	2,646,000	2,325,852
Kraft Heinz Foods Company	4.875	10-01-49	293,000	274,010
Kraft Heinz Foods Company	5.000	06-04-42	1,265,000	1,224,712
Kraft Heinz Foods Company	5.500	06-01-50	1,535,000	1,563,889
MARB BondCo PLC (D)	3.950	01-29-31	1,895,000	1,544,918
NBM US Holdings, Inc. (D)	6.625	08-06-29	1,623,000	1,583,155
Post Holdings, Inc. (D)	5.500	12-15-29	1,421,000	1,343,214
Household products 0.1%
Edgewell Personal Care Company (D)	4.125	04-01-29	740,000	664,272
Edgewell Personal Care Company (D)	5.500	06-01-28	1,520,000	1,490,436
Personal products 0.0%
Natura Cosmeticos SA (D)	4.125	05-03-28	889,000	753,499
Oriflame Investment Holding PLC (D)	5.125	05-04-26	1,277,000	766,200
Energy 2.0%				82,704,648
Energy equipment and services 0.1%
CSI Compressco LP (D)	7.500	04-01-25	1,439,000	1,324,190
CSI Compressco LP (D)	7.500	04-01-25	262,000	241,096
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (D)	10.000	04-01-26	1,156,918	1,061,621
Inkia Energy, Ltd. (D)	5.875	11-09-27	220,000	203,635
Oil, gas and consumable fuels 1.9%
Aker BP ASA (D)	3.000	01-15-25	1,070,000	1,035,102
Aker BP ASA (D)	3.100	07-15-31	1,805,000	1,557,218
Aker BP ASA (D)	3.750	01-15-30	1,310,000	1,205,257
Aker BP ASA (D)	4.000	01-15-31	2,648,000	2,464,515
Altera Infrastructure LP (D)	8.500	07-15-23	1,216,000	620,160
Antero Midstream Partners LP (D)	5.375	06-15-29	1,129,000	1,102,914
Antero Resources Corp. (D)	5.375	03-01-30	230,000	225,975
Ascent Resources Utica Holdings LLC (D)	5.875	06-30-29	1,387,000	1,218,424
Cheniere Energy Partners LP	4.000	03-01-31	2,636,000	2,449,345
Cheniere Energy Partners LP	4.500	10-01-29	2,626,000	2,544,161
Continental Resources, Inc.	4.900	06-01-44	1,129,000	911,340
Coterra Energy, Inc. (D)	4.375	06-01-24	1,039,000	1,039,160
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	1,062,000	918,328
Diamondback Energy, Inc.	3.125	03-24-31	1,185,000	1,072,086
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	1,750,000	1,589,531
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	1,735,000	1,634,197
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	1,755,000	1,665,200
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	439,000	387,633
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	772,000	658,238
Energy Transfer LP	4.200	04-15-27	1,199,000	1,174,731
Energy Transfer LP	5.150	03-15-45	1,751,000	1,552,641
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP	5.250	04-15-29	3,812,000	$3,861,613
Energy Transfer LP	5.400	10-01-47	1,185,000	1,088,346
Energy Transfer LP	5.500	06-01-27	1,831,000	1,890,401
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	2,312,000	2,098,140
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	3,068,000	2,652,047
EQM Midstream Partners LP (D)	7.500	06-01-30	128,000	131,728
EQM Midstream Partners LP (D)	7.500	06-01-27	226,000	230,951
EQT Corp.	7.000	02-01-30	734,000	803,635
Hess Midstream Operations LP (D)	4.250	02-15-30	399,000	355,437
Hess Midstream Operations LP (D)	5.500	10-15-30	178,000	165,793
Inversiones Latin America Power, Ltda. (D)	5.125	06-15-33	940,272	505,867
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,345,000	1,582,398
Leviathan Bond, Ltd. (D)	6.500	06-30-27	2,940,000	2,820,194
Leviathan Bond, Ltd. (D)	6.750	06-30-30	256,000	241,393
MC Brazil Downstream Trading SARL (D)	7.250	06-30-31	1,381,000	1,106,195
Midwest Connector Capital Company LLC (D)	3.900	04-01-24	1,886,000	1,855,301
MPLX LP	4.000	03-15-28	1,538,000	1,499,349
MPLX LP	4.125	03-01-27	310,000	307,474
MPLX LP	4.250	12-01-27	1,156,000	1,146,324
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (E)	6.875	02-15-23	3,780,000	3,624,980
Ovintiv, Inc.	7.200	11-01-31	318,000	352,328
Parkland Corp. (D)	4.500	10-01-29	823,000	722,487
Parkland Corp. (D)	4.625	05-01-30	949,000	849,165
Petroleos Mexicanos (D)	8.750	06-02-29	1,739,000	1,637,269
Petrorio Luxembourg Trading Sarl (D)	6.125	06-09-26	834,000	786,174
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,070,000	1,045,346
Sabine Pass Liquefaction LLC	4.500	05-15-30	2,270,000	2,244,991
Sabine Pass Liquefaction LLC	5.000	03-15-27	890,000	905,457
Sabine Pass Liquefaction LLC	5.875	06-30-26	1,274,000	1,329,504
Southwestern Energy Company	4.750	02-01-32	727,000	677,928
Sunoco LP	4.500	05-15-29	363,000	326,642
Sunoco LP	4.500	04-30-30	1,333,000	1,169,068
Targa Resources Corp.	4.950	04-15-52	2,315,000	2,070,824
Targa Resources Partners LP	4.000	01-15-32	1,896,000	1,692,142
The Williams Companies, Inc.	3.750	06-15-27	1,784,000	1,746,110
The Williams Companies, Inc.	4.550	06-24-24	3,916,000	3,955,255
The Williams Companies, Inc.	5.750	06-24-44	1,062,000	1,093,076
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,100,000	1,105,422
Venture Global Calcasieu Pass LLC (D)	3.875	08-15-29	476,000	439,215
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31	794,000	731,981
Financials 4.9%				205,707,170
Banks 2.8%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (D)(E)	6.750	06-15-26	960,000	979,200
Banco Santander SA	4.379	04-12-28	1,380,000	1,345,615
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%)	1.734	07-22-27	626,521	568,354
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	2,758,000	2,436,025
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	2,415,000	2,111,561
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	4,774,000	4,153,213
Bank of America Corp.	3.248	10-21-27	2,187,000	2,112,061
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	2,318,000	2,095,632
Bank of America Corp.	3.950	04-21-25	2,424,000	2,425,337
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	3,591,000	$3,728,162
Barclays PLC (1.007% to 12-10-23, then 1 Year CMT + 0.800%)	1.007	12-10-24	914,000	870,061
Barclays PLC	4.375	01-12-26	659,000	661,146
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	1,977,000	1,606,906
BPCE SA (D)	4.500	03-15-25	1,825,000	1,802,130
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	1,379,000	1,184,695
Citigroup, Inc.	3.200	10-21-26	3,106,000	3,036,182
Citigroup, Inc. (3.875% to 2-18-26, then 5 Year CMT + 3.417%) (E)	3.875	02-18-26	278,000	254,106
Citigroup, Inc.	4.600	03-09-26	3,854,000	3,923,967
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	2,981,000	2,608,375
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	2,215,000	2,270,552
Citizens Financial Group, Inc.	3.250	04-30-30	2,922,000	2,673,567
Credit Agricole SA (D)	2.811	01-11-41	1,137,000	806,214
Credit Agricole SA (D)	3.250	01-14-30	2,476,000	2,144,278
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(E)	7.875	01-23-24	1,350,000	1,387,125
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	1,381,000	1,210,477
Freedom Mortgage Corp. (D)	8.125	11-15-24	1,183,000	1,058,785
Freedom Mortgage Corp. (D)	8.250	04-15-25	250,000	223,750
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	342,000	345,188
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	375,000	368,921
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (D)	4.198	06-01-32	974,000	744,519
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	3,693,000	3,240,465
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	2,524,000	2,256,253
JPMorgan Chase & Co. (2.963% to 1-25-32, then SOFR + 1.260%)	2.963	01-25-33	594,000	528,401
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	2,293,000	2,267,601
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	2,233,000	1,979,765
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	2,932,000	3,012,630
Lloyds Banking Group PLC	4.450	05-08-25	5,010,000	5,034,878
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	1,755,000	1,772,995
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	755,000	698,536
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	918,000	881,642
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	2,885,000	2,814,693
NatWest Markets PLC (D)	1.600	09-29-26	2,887,000	2,588,646
PNC Bank NA	4.050	07-26-28	325,000	321,234
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	1,961,000	1,744,253
Santander Holdings USA, Inc.	3.244	10-05-26	4,279,000	4,058,092
Santander Holdings USA, Inc.	3.450	06-02-25	4,321,000	4,187,339
Santander Holdings USA, Inc.	3.500	06-07-24	2,412,000	2,386,723
Santander Holdings USA, Inc.	4.400	07-13-27	870,000	849,519
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) (D)(E)	4.750	05-26-26	1,776,000	1,546,871
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (D)(E)	5.375	11-18-30	1,688,000	1,416,424
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (D)	6.221	06-15-33	1,152,000	1,130,677
The PNC Financial Services Group, Inc.	3.150	05-19-27	97,000	94,214
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	3,026,000	2,481,320
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	1,001,000	922,167
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (E)(F)	4.964	11-01-22	1,861,000	1,845,056
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	4,256,000	3,902,774
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	3,365,000	3,055,267
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	1,964,000	1,591,680
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	1,671,000	$1,534,463
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	4,959,000	5,002,236
Capital markets 1.2%
Ares Capital Corp.	2.150	07-15-26	2,232,000	1,929,923
Ares Capital Corp.	2.875	06-15-28	1,511,000	1,245,442
Ares Capital Corp.	3.875	01-15-26	1,677,000	1,578,456
Ares Capital Corp.	4.200	06-10-24	1,615,000	1,602,831
Blackstone Private Credit Fund (D)	2.350	11-22-24	1,987,000	1,826,655
Blackstone Private Credit Fund (D)	2.700	01-15-25	1,587,000	1,467,992
Blackstone Private Credit Fund (D)	3.250	03-15-27	450,000	390,030
Blackstone Private Credit Fund (D)	4.000	01-15-29	2,215,000	1,854,201
Cantor Fitzgerald LP (D)	4.875	05-01-24	2,164,000	2,174,356
Deutsche Bank AG	0.962	11-08-23	3,181,000	3,058,881
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	1,807,000	1,570,355
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	2,475,000	1,884,020
Lazard Group LLC	4.375	03-11-29	1,115,000	1,087,652
Macquarie Bank, Ltd. (D)	3.624	06-03-30	1,265,000	1,130,173
Macquarie Bank, Ltd. (D)	4.875	06-10-25	1,529,000	1,531,440
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	5,557,000	5,291,603
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	1,141,000	962,473
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	3,451,000	2,792,016
Morgan Stanley	3.875	01-27-26	1,493,000	1,502,528
MSCI, Inc. (D)	3.250	08-15-33	1,436,000	1,244,049
MSCI, Inc. (D)	3.625	11-01-31	1,188,000	1,057,586
S&P Global, Inc. (D)	4.750	08-01-28	908,000	953,082
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	5,947,000	5,129,400
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	2,294,000	1,974,104
The Goldman Sachs Group, Inc.	3.850	01-26-27	4,886,000	4,881,163
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(E)	7.000	01-31-24	1,198,000	1,219,720
Consumer finance 0.2%
Ally Financial, Inc.	5.125	09-30-24	2,834,000	2,884,639
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%)	1.343	12-06-24	2,334,000	2,240,171
Discover Financial Services	4.100	02-09-27	621,000	603,764
Enova International, Inc. (D)	8.500	09-01-24	142,000	134,503
Enova International, Inc. (D)	8.500	09-15-25	1,353,000	1,244,760
OneMain Finance Corp.	6.875	03-15-25	335,000	330,813
Unifin Financiera SAB de CV (D)	9.875	01-28-29	1,295,000	686,350
Diversified financial services 0.1%
Jefferies Group LLC	4.850	01-15-27	1,515,000	1,535,650
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	2,449,000	2,338,795
Insurance 0.5%
Athene Holding, Ltd.	3.500	01-15-31	865,000	754,841
AXA SA	8.600	12-15-30	845,000	1,029,597
CNA Financial Corp.	2.050	08-15-30	627,000	518,413
CNO Financial Group, Inc.	5.250	05-30-25	882,000	897,689
CNO Financial Group, Inc.	5.250	05-30-29	2,373,000	2,336,355
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	1,870,000	1,554,081
Liberty Mutual Group, Inc. (D)	5.500	06-15-52	351,000	350,095
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (D)	7.800	03-15-37	36,000	41,839
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	1,955,000	2,034,960
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (D)	9.250	04-08-38	320,000	$380,989
New York Life Insurance Company (D)	3.750	05-15-50	1,126,000	958,169
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (D)	2.750	01-21-51	2,711,000	2,237,029
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (D)	5.100	10-16-44	1,440,000	1,438,753
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	1,160,000	1,107,714
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	3,687,000	3,653,750
SBL Holdings, Inc. (D)	5.000	02-18-31	1,703,000	1,428,882
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	2,371,000	2,188,679
Unum Group	4.125	06-15-51	832,000	617,369
Thrifts and mortgage finance 0.1%
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	684,000	568,793
Nationstar Mortgage Holdings, Inc. (D)	5.500	08-15-28	887,000	779,451
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	254,000	235,240
Radian Group, Inc.	4.500	10-01-24	985,000	971,988
Health care 0.9%				38,744,952
Biotechnology 0.1%
AbbVie, Inc.	3.200	11-21-29	5,537,000	5,283,464
Health care equipment and supplies 0.0%
Varex Imaging Corp. (D)	7.875	10-15-27	513,000	511,718
Health care providers and services 0.6%
AdaptHealth LLC (D)	5.125	03-01-30	912,000	836,523
AmerisourceBergen Corp.	2.800	05-15-30	1,794,000	1,616,931
Centene Corp.	3.000	10-15-30	1,667,000	1,487,864
Centene Corp.	3.375	02-15-30	935,000	849,693
Centene Corp.	4.250	12-15-27	289,000	283,946
Centene Corp.	4.625	12-15-29	618,000	609,503
CVS Health Corp.	3.750	04-01-30	1,571,000	1,530,029
CVS Health Corp.	4.300	03-25-28	830,000	843,687
CVS Health Corp.	5.050	03-25-48	1,857,000	1,886,230
DaVita, Inc. (D)	3.750	02-15-31	1,878,000	1,427,280
DaVita, Inc. (D)	4.625	06-01-30	1,768,000	1,449,760
Elevance Health, Inc.	2.875	09-15-29	431,000	400,972
Encompass Health Corp.	4.500	02-01-28	462,000	427,442
Encompass Health Corp.	4.625	04-01-31	535,000	480,302
Fresenius Medical Care US Finance III, Inc. (D)	2.375	02-16-31	3,039,000	2,431,783
HCA, Inc.	4.125	06-15-29	1,559,000	1,500,324
HCA, Inc.	5.250	04-15-25	1,508,000	1,536,146
HCA, Inc.	5.250	06-15-26	1,425,000	1,445,932
Rede D’or Finance Sarl (D)	4.500	01-22-30	1,370,000	1,175,131
Select Medical Corp. (D)	6.250	08-15-26	1,130,000	1,131,469
Universal Health Services, Inc. (D)	1.650	09-01-26	1,719,000	1,502,306
Universal Health Services, Inc. (D)	2.650	10-15-30	1,611,000	1,316,408
Pharmaceuticals 0.2%
Catalent Pharma Solutions, Inc. (D)	3.125	02-15-29	282,000	249,923
Catalent Pharma Solutions, Inc. (D)	5.000	07-15-27	155,000	155,122
Jazz Securities DAC (D)	4.375	01-15-29	509,000	490,091
Organon & Company (D)	5.125	04-30-31	1,470,000	1,376,288
Royalty Pharma PLC	1.750	09-02-27	1,169,000	1,036,843
Viatris, Inc.	2.300	06-22-27	699,000	609,887
Viatris, Inc.	2.700	06-22-30	1,714,000	1,404,856
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Viatris, Inc.	4.000	06-22-50	2,101,000	$1,457,099
Industrials 2.6%				108,928,098
Aerospace and defense 0.3%
DAE Funding LLC (D)	2.625	03-20-25	1,109,000	1,036,114
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,354,000	1,305,192
The Boeing Company	3.200	03-01-29	1,162,000	1,050,802
The Boeing Company	5.040	05-01-27	3,251,000	3,315,291
The Boeing Company	5.150	05-01-30	4,639,000	4,682,728
TransDigm, Inc.	5.500	11-15-27	3,258,000	3,075,519
Air freight and logistics 0.0%
Simpar Europe SA (D)	5.200	01-26-31	480,000	403,200
Airlines 0.9%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	645,139	574,460
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	01-15-26	495,899	441,609
Alaska Airlines 2020-1 Class B Pass Through Trust (D)	8.000	08-15-25	617,899	651,024
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	4,664,896	4,010,092
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	996,681	964,005
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,613,026	1,279,794
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	484,800	389,078
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,056,713	959,662
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	873,613	708,815
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,669,024	1,310,149
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,127,839	967,027
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,092,000	934,810
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	814,000	670,750
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	655,481	644,796
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	536,713	475,100
British Airways 2020-1 Class A Pass Through Trust (D)	4.250	11-15-32	487,345	462,493
British Airways 2020-1 Class B Pass Through Trust (D)	8.375	11-15-28	367,510	388,981
Delta Air Lines, Inc.	2.900	10-28-24	2,984,000	2,838,530
Delta Air Lines, Inc.	3.800	04-19-23	1,722,000	1,717,672
Delta Air Lines, Inc.	4.375	04-19-28	1,865,000	1,744,241
Delta Air Lines, Inc. (D)	4.500	10-20-25	370,000	365,375
Delta Air Lines, Inc. (D)	4.750	10-20-28	1,640,559	1,602,330
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,254,382	1,104,097
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	2,282,221	2,085,963
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	300,946	299,125
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,973,680	1,612,829
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	2,235,854	2,018,829
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	221,824	201,286
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,557,690	1,352,554
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,639,551	3,639,551
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	725,952	678,765
United Airlines, Inc. (D)	4.375	04-15-26	140,000	134,400
United Airlines, Inc. (D)	4.625	04-15-29	288,000	265,320
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	110,142	109,635
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	912,139	916,091
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	267,915	262,580
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	846,760	758,757
Building products 0.1%
Builders FirstSource, Inc. (D)	4.250	02-01-32	1,630,000	1,394,913
Builders FirstSource, Inc. (D)	5.000	03-01-30	120,000	111,135
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products (continued)
Builders FirstSource, Inc. (D)	6.375	06-15-32	964,000	$960,481
MIWD Holdco II LLC (D)	5.500	02-01-30	290,000	245,416
Owens Corning	3.950	08-15-29	1,435,000	1,367,814
Commercial services and supplies 0.3%
Albion Financing 1 Sarl (D)	6.125	10-15-26	955,000	840,192
Allied Universal Holdco LLC (D)	6.000	06-01-29	489,000	375,919
APX Group, Inc. (D)	5.750	07-15-29	1,322,000	1,102,651
Cimpress PLC (D)	7.000	06-15-26	2,114,000	1,764,133
Garda World Security Corp. (D)	6.000	06-01-29	764,000	601,554
GFL Environmental, Inc. (D)	3.500	09-01-28	1,776,000	1,607,280
GFL Environmental, Inc. (D)	4.375	08-15-29	1,148,000	1,024,590
GFL Environmental, Inc. (D)	4.750	06-15-29	485,000	446,166
Graphic Packaging International LLC (D)	3.500	03-01-29	1,359,000	1,225,065
Legends Hospitality Holding Company LLC (D)	5.000	02-01-26	273,000	246,074
Prime Security Services Borrower LLC (D)	3.375	08-31-27	192,000	175,108
Prime Security Services Borrower LLC (D)	6.250	01-15-28	792,000	726,011
Williams Scotsman International, Inc. (D)	4.625	08-15-28	219,000	205,346
Construction and engineering 0.1%
Global Infrastructure Solutions, Inc. (D)	5.625	06-01-29	1,445,000	1,139,238
MasTec, Inc. (D)	4.500	08-15-28	862,000	798,804
Quanta Services, Inc.	0.950	10-01-24	1,063,000	988,822
Tutor Perini Corp. (D)	6.875	05-01-25	1,706,000	1,518,241
Electrical equipment 0.0%
Vertiv Group Corp. (D)	4.125	11-15-28	1,491,000	1,319,535
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	844,000	728,693
Hillenbrand, Inc.	3.750	03-01-31	594,000	496,036
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	419,000	408,831
TK Elevator U.S. Newco, Inc. (D)	5.250	07-15-27	366,000	351,360
Professional services 0.1%
CoStar Group, Inc. (D)	2.800	07-15-30	2,304,000	1,948,936
TriNet Group, Inc. (D)	3.500	03-01-29	866,000	758,833
Road and rail 0.1%
Uber Technologies, Inc. (D)	4.500	08-15-29	2,198,000	1,964,528
Uber Technologies, Inc. (D)	7.500	05-15-25	1,178,000	1,196,463
Uber Technologies, Inc. (D)	7.500	09-15-27	2,062,000	2,087,775
Trading companies and distributors 0.6%
AerCap Ireland Capital DAC	1.650	10-29-24	1,011,000	939,248
AerCap Ireland Capital DAC	1.750	01-30-26	2,043,000	1,815,302
AerCap Ireland Capital DAC	2.450	10-29-26	6,003,000	5,340,273
AerCap Ireland Capital DAC	2.875	08-14-24	2,008,000	1,926,090
Air Lease Corp.	2.100	09-01-28	1,159,000	961,492
Air Lease Corp.	2.875	01-15-26	923,000	864,306
Air Lease Corp.	3.625	12-01-27	1,495,000	1,375,201
Alta Equipment Group, Inc. (D)	5.625	04-15-26	270,000	226,649
Ashtead Capital, Inc. (D)	2.450	08-12-31	1,113,000	893,113
Ashtead Capital, Inc. (D)	4.250	11-01-29	747,000	685,212
Ashtead Capital, Inc. (D)	4.375	08-15-27	1,075,000	1,022,275
Beacon Roofing Supply, Inc. (D)	4.125	05-15-29	1,104,000	977,040
BlueLinx Holdings, Inc. (D)	6.000	11-15-29	1,477,000	1,194,967
H&E Equipment Services, Inc. (D)	3.875	12-15-28	1,266,000	1,098,255
SMBC Aviation Capital Finance DAC (D)	2.300	06-15-28	666,000	557,457
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals North America, Inc.	3.875	11-15-27	785,000	$751,112
United Rentals North America, Inc.	3.875	02-15-31	956,000	872,369
United Rentals North America, Inc.	4.875	01-15-28	1,865,000	1,861,904
Transportation infrastructure 0.0%
Adani Ports & Special Economic Zone, Ltd. (D)	3.100	02-02-31	1,324,000	1,030,469
Information technology 1.7%				70,301,635
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	2,623,000	2,143,029
Motorola Solutions, Inc.	2.750	05-24-31	2,304,000	1,931,785
Motorola Solutions, Inc.	4.600	05-23-29	840,000	822,605
IT services 0.2%
Block, Inc.	2.750	06-01-26	472,000	440,138
Block, Inc.	3.500	06-01-31	643,000	556,195
CGI, Inc. (D)	1.450	09-14-26	1,976,000	1,772,567
Gartner, Inc. (D)	3.625	06-15-29	573,000	523,258
Gartner, Inc. (D)	4.500	07-01-28	1,789,000	1,721,551
PayPal Holdings, Inc.	2.850	10-01-29	1,088,000	1,021,121
Sabre GLBL, Inc. (D)	7.375	09-01-25	918,000	910,284
VeriSign, Inc.	2.700	06-15-31	1,093,000	930,262
VeriSign, Inc.	5.250	04-01-25	565,000	576,814
Semiconductors and semiconductor equipment 0.8%
Broadcom, Inc. (D)	3.419	04-15-33	2,777,000	2,394,759
Broadcom, Inc.	4.750	04-15-29	7,062,000	7,124,408
Broadcom, Inc. (D)	4.926	05-15-37	1,382,000	1,310,190
KLA Corp.	4.100	03-15-29	1,232,000	1,264,822
Marvell Technology, Inc.	2.450	04-15-28	2,500,000	2,229,338
Micron Technology, Inc.	4.185	02-15-27	5,466,000	5,452,552
Micron Technology, Inc.	4.975	02-06-26	912,000	935,303
Micron Technology, Inc.	5.327	02-06-29	4,718,000	4,835,380
NXP BV	3.250	05-11-41	863,000	665,562
NXP BV	3.875	06-18-26	2,629,000	2,589,131
Qorvo, Inc. (D)	1.750	12-15-24	1,588,000	1,488,941
Qorvo, Inc. (D)	3.375	04-01-31	1,276,000	1,048,757
Renesas Electronics Corp. (D)	1.543	11-26-24	1,501,000	1,402,011
Software 0.2%
Autodesk, Inc.	2.850	01-15-30	1,513,000	1,374,550
Consensus Cloud Solutions, Inc. (D)	6.500	10-15-28	1,132,000	1,006,893
Infor, Inc. (D)	1.750	07-15-25	413,000	386,973
Oracle Corp.	2.950	04-01-30	5,040,000	4,453,000
Workday, Inc.	3.500	04-01-27	1,245,000	1,222,501
Workday, Inc.	3.800	04-01-32	1,411,000	1,346,575
Ziff Davis, Inc. (D)	4.625	10-15-30	204,000	187,088
Technology hardware, storage and peripherals 0.4%
Atento Luxco 1 SA (D)	8.000	02-10-26	573,000	355,483
CDW LLC	3.250	02-15-29	460,000	395,591
CDW LLC	3.569	12-01-31	2,594,000	2,206,965
Dell International LLC (D)	3.450	12-15-51	1,956,000	1,381,730
Dell International LLC	4.900	10-01-26	3,270,000	3,348,807
Dell International LLC	5.300	10-01-29	1,564,000	1,586,186
Dell International LLC	5.850	07-15-25	1,093,000	1,146,064
Dell International LLC	8.350	07-15-46	459,000	587,698
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Western Digital Corp.	4.750	02-15-26	2,167,000	$2,135,294
Xerox Holdings Corp. (D)	5.500	08-15-28	1,223,000	1,089,474
Materials 0.9%				35,625,857
Chemicals 0.3%
Braskem Idesa SAPI (D)	6.990	02-20-32	1,072,000	924,278
Braskem Netherlands Finance BV (D)	5.875	01-31-50	2,015,000	1,753,290
CVR Partners LP (D)	6.125	06-15-28	539,000	490,490
Cydsa SAB de CV (D)	6.250	10-04-27	765,000	659,813
FS Luxembourg Sarl (D)	10.000	12-15-25	1,815,000	1,855,066
LSB Industries, Inc. (D)	6.250	10-15-28	717,000	650,384
Methanex Corp.	4.250	12-01-24	1,190,000	1,146,863
Sasol Financing USA LLC	5.500	03-18-31	2,017,000	1,644,864
Trinseo Materials Operating SCA (D)	5.125	04-01-29	928,000	647,280
Tronox, Inc. (D)	4.625	03-15-29	1,066,000	918,916
Valvoline, Inc. (D)	3.625	06-15-31	1,712,000	1,419,727
WR Grace Holdings LLC (D)	4.875	06-15-27	759,000	726,743
Construction materials 0.1%
Cemex SAB de CV (D)	3.875	07-11-31	1,725,000	1,384,313
Cemex SAB de CV (D)	5.200	09-17-30	1,176,000	1,058,400
Standard Industries, Inc. (D)	3.375	01-15-31	706,000	574,084
Standard Industries, Inc. (D)	4.375	07-15-30	873,000	762,548
Standard Industries, Inc. (D)	5.000	02-15-27	196,000	187,972
Containers and packaging 0.1%
Clydesdale Acquisition Holdings, Inc. (D)	6.625	04-15-29	137,000	138,332
Mauser Packaging Solutions Holding Company (D)	8.500	04-15-24	139,000	136,220
Owens-Brockway Glass Container, Inc. (D)	6.625	05-13-27	689,000	662,694
Pactiv Evergreen Group Issuer LLC (D)	4.000	10-15-27	1,811,000	1,595,618
Pactiv Evergreen Group Issuer LLC (D)	4.375	10-15-28	907,000	802,695
Trident TPI Holdings, Inc. (D)	6.625	11-01-25	280,000	245,700
Metals and mining 0.4%
Anglo American Capital PLC (D)	3.875	03-16-29	460,000	431,720
Anglo American Capital PLC (D)	4.750	04-10-27	1,100,000	1,101,216
Arconic Corp. (D)	6.125	02-15-28	747,000	746,574
First Quantum Minerals, Ltd. (D)	6.500	03-01-24	500,000	496,250
First Quantum Minerals, Ltd. (D)	6.875	03-01-26	665,000	641,636
First Quantum Minerals, Ltd. (D)	6.875	10-15-27	1,134,000	1,080,135
First Quantum Minerals, Ltd. (D)	7.500	04-01-25	583,000	580,476
Freeport-McMoRan, Inc.	4.250	03-01-30	2,022,000	1,894,938
Freeport-McMoRan, Inc.	4.625	08-01-30	2,169,000	2,080,939
Freeport-McMoRan, Inc.	5.450	03-15-43	2,369,000	2,220,689
Hudbay Minerals, Inc. (D)	4.500	04-01-26	288,000	238,248
JW Aluminum Continuous Cast Company (D)	10.250	06-01-26	461,000	480,288
Newmont Corp.	2.800	10-01-29	915,000	826,926
Novelis Corp. (D)	4.750	01-30-30	2,329,000	2,154,407
Volcan Cia Minera SAA (D)	4.375	02-11-26	303,000	265,125
Real estate 0.8%				34,503,087
Equity real estate investment trusts 0.8%
American Homes 4 Rent LP	4.250	02-15-28	1,050,000	1,028,368
American Tower Corp.	3.550	07-15-27	1,512,000	1,461,926
American Tower Corp.	3.800	08-15-29	3,112,000	2,976,071
Crown Castle International Corp.	3.300	07-01-30	287,000	263,071
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Crown Castle International Corp.	3.650	09-01-27	2,307,000	$2,243,670
Crown Castle International Corp.	3.800	02-15-28	926,000	900,841
Equinix, Inc.	1.550	03-15-28	1,860,000	1,619,082
Equinix, Inc.	1.800	07-15-27	1,127,000	1,007,004
Equinix, Inc.	2.500	05-15-31	3,179,000	2,725,372
Equinix, Inc.	3.200	11-18-29	1,110,000	1,023,005
GLP Capital LP	3.250	01-15-32	878,000	744,136
GLP Capital LP	4.000	01-15-30	858,000	775,230
GLP Capital LP	5.375	04-15-26	1,361,000	1,350,711
Host Hotels & Resorts LP	3.375	12-15-29	2,195,000	1,907,871
Host Hotels & Resorts LP	3.500	09-15-30	1,591,000	1,379,540
Host Hotels & Resorts LP	4.500	02-01-26	839,000	833,610
Iron Mountain Information Management Services, Inc. (D)	5.000	07-15-32	1,304,000	1,175,745
Iron Mountain, Inc. (D)	4.875	09-15-29	781,000	716,779
Iron Mountain, Inc. (D)	5.250	07-15-30	931,000	870,978
RHP Hotel Properties LP (D)	4.500	02-15-29	2,068,000	1,885,777
RLJ Lodging Trust LP (D)	3.750	07-01-26	824,000	772,953
SBA Tower Trust (D)	2.836	01-15-25	1,172,000	1,133,663
Ventas Realty LP	3.500	02-01-25	1,355,000	1,334,285
VICI Properties LP (D)	3.875	02-15-29	798,000	728,566
VICI Properties LP (D)	4.125	08-15-30	1,099,000	1,003,354
VICI Properties LP (D)	4.625	12-01-29	1,848,000	1,760,294
VICI Properties LP	5.125	05-15-32	442,000	439,264
XHR LP (D)	4.875	06-01-29	490,000	441,921
Utilities 0.6%				26,039,106
Electric utilities 0.4%
Atlantica Transmision Sur SA (D)	6.875	04-30-43	819,246	826,005
Emera US Finance LP	3.550	06-15-26	920,000	893,014
FirstEnergy Corp.	2.650	03-01-30	1,259,000	1,107,920
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	515,000	367,691
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	3,610,000	3,574,963
NRG Energy, Inc. (D)	2.450	12-02-27	1,813,000	1,598,187
NRG Energy, Inc. (D)	3.375	02-15-29	420,000	362,250
NRG Energy, Inc. (D)	3.625	02-15-31	1,054,000	882,835
NRG Energy, Inc. (D)	3.875	02-15-32	2,092,000	1,788,095
NRG Energy, Inc. (D)	4.450	06-15-29	1,365,000	1,254,720
Vistra Operations Company LLC (D)	3.700	01-30-27	3,350,000	3,144,397
Vistra Operations Company LLC (D)	4.300	07-15-29	3,142,000	2,905,816
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	1,635,000	1,643,976
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	1,201,000	984,820
DPL, Inc.	4.125	07-01-25	1,185,000	1,148,739
LLPL Capital Pte, Ltd. (D)	6.875	02-04-39	130,755	123,363
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	1,071,000	1,057,928
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	255,000	252,023
Multi-utilities 0.1%

Dominion Energy, Inc.	3.375	04-01-30	1,191,000	1,131,853

NiSource, Inc.	3.600	05-01-30	1,041,000	990,511
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value

Municipal bonds 0.1%				$3,937,232
(Cost $4,469,866)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	1,067,112
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	1,523,000	1,385,334
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	95,000	84,537

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	1,525,000	1,400,249
Term loans (G) 0.2%				$8,943,774
(Cost $9,910,431)
Communication services 0.0%				500,138
Media 0.0%
AP Core Holdings II LLC, Term B-2 Loan (1 month LIBOR + 5.500%)	7.872	09-01-27	531,000	500,138
Consumer discretionary 0.1%				3,554,122
Hotels, restaurants and leisure 0.1%
Carnival Corp., 2021 Incremental Term Loan B (3 month LIBOR + 3.250%)	6.127	10-18-28	2,212,880	2,049,680
Fertitta Entertainment LLC, Initial Term Loan B (1 month CME Term SOFR + 4.000%)	6.327	01-27-29	313	297
Household durables 0.0%
Hunter Douglas, Inc., Tranche B-1 Term Loan (3 month CME Term SOFR + 3.500%)	4.842	02-26-29	1,691,000	1,504,145
Industrials 0.1%				2,548,416
Commercial services and supplies 0.0%
TTF Holdings LLC, Initial Term Loan (1 month LIBOR + 4.000%)	6.375	03-31-28	331,526	319,922
Professional services 0.1%
CoreLogic, Inc., Initial Term Loan (1 month LIBOR + 3.500%)	5.875	06-02-28	2,656,923	2,228,494
Information technology 0.0%				1,150,433
Software 0.0%
Quasar Intermediate Holdings, Ltd., Initial Term Loan (3 month CME Term SOFR + 4.250%)	5.474	02-01-29	1,299,000	1,150,433
Materials 0.0%				1,190,665
Containers and packaging 0.0%
Clydesdale Acquisition Holdings, Inc., Term Loan B (H)	TBD	04-13-29	322,000	308,718

Mauser Packaging Solutions Holding Company, Initial Term Loan (1 month LIBOR + 3.250%)	5.037	04-03-24	923,708	881,947
Collateralized mortgage obligations 3.1%				$131,929,307
(Cost $144,325,518)
Commercial and residential 2.3%				95,422,304
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (D)(I)	0.990	04-25-53	923,646	888,542
Series 2021-2, Class A1 (D)(I)	0.985	04-25-66	636,974	575,268
Series 2021-4, Class A1 (D)(I)	1.035	01-20-65	1,452,851	1,241,718
Series 2021-5, Class A1 (D)(I)	0.951	07-25-66	2,029,150	1,808,472
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (D)(I)	1.175	10-25-48	1,129,066	1,003,088
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (D)(I)	3.719	11-05-32	575,000	455,466
BBCMS Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	665,000	650,939
Series 2020-C6, Class A2	2.690	02-15-53	822,000	796,601
BBCMS Trust
Series 2015-MSQ, Class D (D)(I)	3.990	09-15-32	385,000	383,585
Series 2015-SRCH, Class D (D)(I)	4.957	08-10-35	840,000	759,263
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	1,007,465	982,951
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-B13, Class A2	2.889	08-15-57	780,000	$755,753
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (D)(F)	3.728	05-15-39	1,521,000	1,488,686
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (D)(F)	4.278	05-15-39	570,000	553,381
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (D)(F)	3.857	04-15-37	4,302,000	4,208,838
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (D)(I)	0.941	02-25-49	925,352	863,487
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (D)	0.179	01-10-35	7,015,000	115
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (D)(F)	2.929	10-15-37	1,691,980	1,644,151
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (D)(F)	2.850	11-15-38	1,348,000	1,303,951
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (D)(F)	3.099	09-15-36	1,945,000	1,817,891
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (D)(F)	2.949	01-17-39	3,220,000	3,117,497
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (D)(F)	3.749	12-15-37	478,000	461,556
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (D)(F)	4.549	12-15-37	946,000	905,282
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (D)	3.341	05-10-36	1,658,000	1,637,289
Series 2019-SMRT, Class A (D)	4.149	01-10-36	853,000	846,620
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (D)(I)	0.924	08-25-66	1,498,917	1,290,881
Series 2021-3, Class A1 (D)(I)	0.956	09-27-66	2,073,015	1,722,945
Series 2021-HX1, Class A1 (D)(I)	1.110	10-25-66	1,738,213	1,538,761
COLT Trust
Series 2020-RPL1, Class A1 (D)(I)	1.390	01-25-65	2,790,985	2,519,726
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.126	08-15-45	152,608	10
Series 2012-CR3, Class XA IO	1.786	10-15-45	2,425,851	246
Series 2014-CR15, Class XA IO	0.628	02-10-47	4,107,152	34,087
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	9,593,825	205,407
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(I)	4.394	08-10-30	880,000	847,648
Series 2017-PANW, Class A (D)	3.244	10-10-29	305,000	294,212
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	987,000	937,967
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (D)(F)	3.599	05-15-36	1,390,000	1,356,646
Series 2020-NET, Class A (D)	2.257	08-15-37	677,353	628,219
Series 2021-NQM2, Class A1 (D)(I)	1.179	02-25-66	1,218,088	1,115,140
Series 2021-NQM3, Class A1 (D)(I)	1.015	04-25-66	1,000,787	887,452
Series 2021-NQM5, Class A1 (D)(I)	0.938	05-25-66	1,003,463	864,087
Series 2021-NQM6, Class A1 (D)(I)	1.174	07-25-66	1,778,245	1,511,162
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (D)(I)	0.797	02-25-66	449,487	405,261
Series 2021-2, Class A1 (D)(I)	0.931	06-25-66	1,110,889	985,172
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(I)	2.500	02-01-51	2,052,919	1,820,602
GCAT Trust
Series 2021-NQM1, Class A1 (D)(I)	0.874	01-25-66	823,584	758,827
Series 2021-NQM2, Class A1 (D)(I)	1.036	05-25-66	834,840	742,485
Series 2021-NQM3, Class A1 (D)(I)	1.091	05-25-66	1,309,652	1,155,518
GS Mortgage Securities Trust
Series 2015-590M, Class C (D)(I)	3.805	10-10-35	320,000	303,500
Series 2017-485L, Class C (D)(I)	3.982	02-10-37	250,000	230,286
Series 2019-GC40, Class A2	2.971	07-10-52	845,000	826,446
Series 2020-UPTN, Class A (D)	2.751	02-10-37	650,000	619,181
GS Mortgage-Backed Securities Trust
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-NQM1, Class A1 (D)(I)	1.382	09-27-60	221,392	$206,542
Series 2021-NQM1, Class A1 (D)(I)	1.017	07-25-61	552,844	506,476
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (D)(I)	1.071	06-25-56	852,572	770,679
IMT Trust
Series 2017-APTS, Class AFX (D)	3.478	06-15-34	330,000	322,185
Series 2017-APTS, Class CFX (D)(I)	3.497	06-15-34	400,000	383,746
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (D)(F)	4.739	08-15-37	2,548,000	2,535,260
Irvine Core Office Trust
Series 2013-IRV, Class A2 (D)(I)	3.173	05-15-48	1,466,000	1,450,108
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	1,161,000	1,105,160
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (D)(F)	3.349	05-15-36	840,000	814,331
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (D)(F)	2.699	03-15-38	1,848,967	1,789,093
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (D)(F)	3.399	03-15-38	1,543,263	1,461,794
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (D)(F)	3.254	05-15-39	4,322,000	4,235,326
MFA Trust
Series 2021-NQM1, Class A1 (D)(I)	1.153	04-25-65	687,520	635,098
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (D)(F)	3.399	11-15-34	1,125,000	1,113,627
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(I)	3.790	11-15-32	464,000	450,203
Series 2018-ALXA, Class C (D)(I)	4.316	01-15-43	380,000	352,105
NYMT Loan Trust
Series 2022-CP1, Class A1 (D)	2.042	07-25-61	993,820	938,526
OBX Trust
Series 2020-EXP2, Class A3 (D)(I)	2.500	05-25-60	363,291	339,487
Series 2021-NQM2, Class A1 (D)(I)	1.101	05-25-61	1,487,971	1,297,908
Series 2021-NQM3, Class A1 (D)(I)	1.054	07-25-61	1,876,054	1,612,378
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	240,000	225,708
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (D)(I)	2.000	01-25-36	1,701,427	1,554,478
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	1,738,000	1,436,324
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (D)(F)	2.959	01-15-39	4,367,000	4,224,753
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (D)(I)	2.447	12-25-66	1,996,522	1,862,957
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(I)	3.258	10-25-53	566,000	555,456
Series 2015-2, Class 1M2 (D)(I)	3.341	11-25-60	815,000	808,182
Series 2017-2, Class A1 (D)(I)	2.750	04-25-57	33,214	32,955
Series 2018-1, Class A1 (D)(I)	3.000	01-25-58	174,027	170,605
Series 2018-4, Class A1 (D)(I)	3.000	06-25-58	832,888	796,603
Series 2018-5, Class A1A (D)(I)	3.250	07-25-58	80,464	78,968
Series 2018-6, Class A1A (D)(I)	3.750	03-25-58	776,059	770,453
Series 2019-1, Class A1 (D)(I)	3.671	03-25-58	966,536	948,161
Series 2019-4, Class A1 (D)(I)	2.900	10-25-59	991,561	962,656
Series 2020-4, Class A1 (D)	1.750	10-25-60	1,483,600	1,369,285
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-25-24, then 2.218% thereafter) (D)	1.218	05-25-65	355,171	335,954
Series 2021-3, Class A1 (D)(I)	1.046	06-25-66	1,536,143	1,372,867
Series 2021-4, Class A1 (D)(I)	0.938	07-25-66	812,973	695,623
Series 2021-5, Class A1 (D)(I)	1.013	09-25-66	1,714,909	1,471,623
Series 2021-R1, Class A1 (D)(I)	0.820	10-25-63	715,978	676,303
22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (D)	1.792	11-15-45	1,403,612	$94
U.S. Government Agency 0.8%				36,507,003
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (D)(F)	2.514	01-25-42	2,254,419	2,198,058
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (D)(F)	2.814	02-25-42	1,532,067	1,512,916
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (D)(F)	3.914	02-25-42	1,956,000	1,848,418
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (D)(F)	3.514	04-25-42	2,033,671	2,023,501
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (D)(F)	4.414	04-25-42	1,172,000	1,137,317
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (D)(F)	3.714	05-25-42	1,549,293	1,543,407
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (D)(F)	4.864	05-25-42	1,791,000	1,759,658
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (D)(F)	6.014	06-25-42	1,955,000	2,017,724
Federal National Mortgage Association
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (D)(F)	3.614	03-25-42	1,896,887	1,879,017
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (D)(F)	3.514	03-25-42	814,841	806,671
Government National Mortgage Association
Series 2012-114, Class IO	0.636	01-16-53	941,486	16,152
Series 2016-174, Class IO	0.845	11-16-56	2,068,136	93,489
Series 2017-109, Class IO	0.288	04-16-57	2,077,860	48,848
Series 2017-124, Class IO	0.610	01-16-59	1,853,283	62,452
Series 2017-135, Class IO	0.722	10-16-58	2,858,544	124,438
Series 2017-140, Class IO	0.489	02-16-59	1,330,881	48,532
Series 2017-159, Class IO	0.435	06-16-59	2,049,283	77,440
Series 2017-169, Class IO	0.589	01-16-60	24,326,757	954,862
Series 2017-20, Class IO	0.585	12-16-58	3,161,381	99,905
Series 2017-22, Class IO	0.776	12-16-57	892,660	38,802
Series 2017-41, Class IO	0.640	07-16-58	1,773,347	57,666
Series 2017-46, Class IO	0.645	11-16-57	2,683,310	111,386
Series 2017-61, Class IO	0.769	05-16-59	1,325,013	57,476
Series 2018-158, Class IO	0.761	05-16-61	3,190,687	180,323
Series 2018-35, Class IO	0.527	03-16-60	3,937,522	165,104
Series 2018-43, Class IO	0.496	05-16-60	6,060,671	237,357
Series 2018-68, Class IO	0.423	01-16-60	6,640,962	280,885
Series 2018-69, Class IO	0.602	04-16-60	3,561,119	185,899
Series 2018-81, Class IO	0.474	01-16-60	5,013,932	246,987
Series 2018-9, Class IO	0.446	01-16-60	6,525,862	250,994
Series 2019-131, Class IO	0.802	07-16-61	3,108,861	188,228
Series 2020-100, Class IO	0.785	05-16-62	4,236,562	280,486
Series 2020-108, Class IO	0.847	06-16-62	24,486,306	1,599,541
Series 2020-114, Class IO	0.796	09-16-62	11,410,168	765,498
Series 2020-118, Class IO	0.887	06-16-62	9,413,293	648,509
Series 2020-119, Class IO	0.601	08-16-62	4,703,074	266,449
Series 2020-120, Class IO	0.758	05-16-62	2,843,334	186,706
Series 2020-137, Class IO	0.794	09-16-62	19,632,994	1,251,539
Series 2020-150, Class IO	0.950	12-16-62	9,084,650	690,870
Series 2020-170, Class IO	0.834	11-16-62	11,466,369	801,100
Series 2020-92, Class IO	0.877	02-16-62	9,930,679	700,036
Series 2021-110, Class IO	0.872	01-16-63	7,368,367	518,144
Series 2021-110, Class IO	0.879	11-16-63	7,523,441	567,490
Series 2021-163, Class IO	0.796	03-16-64	9,520,557	673,413
Series 2021-3, Class IO	0.866	09-16-62	21,110,272	1,505,553
Series 2021-40, Class IO	0.827	02-16-63	4,261,400	300,492
Series 2021-47, Class IO	0.992	03-16-61	27,396,351	2,199,387
Series 2022-17, Class IO	0.802	06-16-64	11,397,000	835,987
Series 2022-21, Class IO	0.782	10-16-63	4,900,252	355,002
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-53, Class IO	0.713	06-16-64	18,358,757	$1,176,514

Series 2022-57, Class IO	0.756	09-16-63	13,670,907	930,375
Asset backed securities 3.4%				$141,556,604
(Cost $153,775,308)
Asset backed securities 3.4%				141,556,604
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (D)	1.937	08-15-46	3,805,000	3,421,038
AMSR Trust
Series 2020-SFR4, Class A (D)	1.355	11-17-37	2,089,000	1,954,625
Series 2021-SFR4, Class A (D)	2.117	12-17-38	1,135,000	1,041,644
Applebee’s Funding LLC
Series 2019-1A, Class A2I (D)	4.194	06-05-49	2,545,290	2,467,035
Aqua Finance Trust
Series 2021-A, Class A (D)	1.540	07-17-46	955,810	890,154
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	2,688,120	2,430,136
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (D)	2.360	03-20-26	2,401,000	2,300,607
Series 2020-1A, Class A (D)	2.330	08-20-26	2,091,000	2,004,294
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	632,820	602,274
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (D)	3.280	09-26-33	716,490	690,338
Carlyle U.S. CLO, Ltd.
Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) (D)(F)	3.632	07-15-32	1,165,000	1,135,817
CarMax Auto Owner Trust
Series 2022-1, Class A3	1.470	12-15-26	1,297,000	1,253,095
CARS-DB4 LP
Series 2020-1A, Class B1 (D)	4.170	02-15-50	1,485,000	1,384,977
CF Hippolyta LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	2,605,025	2,392,107
Series 2021-1A, Class A1 (D)	1.530	03-15-61	2,610,916	2,338,170
Chase Auto Credit Linked Notes
Series 2021-3, Class B (D)	0.760	02-26-29	1,074,808	1,037,288
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	2,965,948	2,693,421
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	2,417,881	2,156,070
Series 2022-1A, Class A (D)	2.720	01-18-47	1,680,290	1,531,201
DataBank Issuer
Series 2021-1A, Class A2 (D)	2.060	02-27-51	1,281,000	1,167,082
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	933,563	897,006
Series 2021-1A, Class A2I (D)	2.045	11-20-51	4,108,355	3,657,545
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	514,000	447,703
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	2,837,305	2,746,857
Series 2021-1A, Class A2I (D)	2.662	04-25-51	1,913,775	1,685,148
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	1,505,080	1,327,982
Series 2021-1A, Class A2 (D)	2.791	10-20-51	2,378,030	2,015,254
Elmwood CLO IV, Ltd.
Series 2020-1A, Class A (3 month LIBOR + 1.240%) (D)(F)	3.752	04-15-33	1,874,000	1,820,138
FirstKey Homes Trust
Series 2020-SFR1, Class A (D)	1.339	08-17-37	3,060,087	2,867,644
Series 2020-SFR2, Class A (D)	1.266	10-19-37	3,187,797	2,974,024
Series 2021-SFR1, Class A (D)	1.538	08-17-38	1,490,179	1,349,467
Series 2021-SFR1, Class D (D)	2.189	08-17-38	1,729,000	1,543,414
24	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Five Guys Funding LLC
Series 2017-1A, Class A2 (D)	4.600	07-25-47	1,324,620	$1,280,482
Ford Credit Auto Owner Trust
Series 2020-1, Class A (D)	2.040	08-15-31	2,586,000	2,486,831
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	3,803,000	3,760,249
Series 2020-2, Class A	1.060	09-15-27	2,829,000	2,613,997
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A3	1.260	11-16-26	642,000	618,639
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (D)	2.900	04-15-26	2,135,000	2,110,174
Series 2020-1, Class A (D)	0.680	08-15-25	935,000	906,987
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	1,423,000	1,365,822
Series 2021-1A, Class A2 (D)	2.773	04-20-29	1,914,000	1,821,530
Hilton Grand Vacations Trust
Series 2017-AA, Class A (D)	2.660	12-26-28	401,722	395,495
Series 2018-AA, Class A (D)	3.540	02-25-32	356,586	352,761
Series 2022-1D, Class B (D)	4.100	06-20-34	252,991	249,343
Home Partners of America Trust
Series 2021-2, Class A (D)	1.901	12-17-26	865,507	790,814
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	1,248,000	1,176,459
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	1,371,638	1,323,083
Series 2022-1A, Class A2I (D)	3.445	02-26-52	2,190,990	2,030,498
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (D)	2.730	10-25-48	69,265	68,332
MVW Owner Trust
Series 2018-1A, Class A (D)	3.450	01-21-36	744,737	732,649
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (D)	3.910	12-15-45	183,985	182,261
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (D)	2.600	08-15-68	1,019,632	971,698
Navient Student Loan Trust
Series 2020-2A, Class A1A (D)	1.320	08-26-69	1,434,303	1,280,735
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	3,636,270	3,179,365
Series 2022-1A, Class A2 (D)	3.695	01-30-52	1,464,330	1,274,818
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	3,311,000	2,921,682
Series 2021-1, Class B1 (D)	2.410	10-20-61	1,005,000	881,871
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (D)	3.104	07-25-26	507,842	464,995
OCP CLO, Ltd.
Series 2020-19A, Class AR (3 month LIBOR + 1.150%) (D)(F)	3.860	10-20-34	1,131,000	1,079,986
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (D)	4.459	02-15-27	467,780	465,677
Series 2020-1A, Class A2 (D)	3.101	02-15-28	207,502	205,420
PFS Financing Corp.
Series 2020-E, Class A (D)	1.000	10-15-25	1,362,000	1,312,040
Progress Residential Trust
Series 2020-SFR1, Class A (D)	1.732	04-17-37	1,132,000	1,080,764
Series 2021-SFR8, Class B (D)	1.681	10-17-38	1,093,000	979,752
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	178,052	174,444
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (D)	2.510	01-26-32	2,804,000	2,697,589
ServiceMaster Funding LLC
Series 2021-1, Class A2I (D)	2.865	07-30-51	1,799,403	1,519,653
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	25

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	2,466,710	$2,375,464
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A (D)	3.200	01-20-36	191,390	187,635
SMB Private Education Loan Trust
Series 2019-B, Class A2A (D)	2.840	06-15-37	1,535,844	1,485,102
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	1,631,487	1,509,972
Series 2021-A, Class APT2 (D)	1.070	01-15-53	1,112,548	1,000,088
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	2,078,386	1,940,595
Series 2021-1A, Class A2I (D)	2.190	08-20-51	1,921,850	1,660,880
Sunbird Engine Finance LLC
Series 2020-1A, Class A (D)	3.671	02-15-45	420,484	363,570
Taco Bell Funding LLC
Series 2021-1A, Class A2I (D)	1.946	08-25-51	3,499,415	3,079,331
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	1,356,556	1,189,017
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (D)	2.560	11-25-31	4,926,000	4,837,834
Series 2020-1A, Class A (D)	1.350	05-25-33	1,795,000	1,689,676
Toyota Auto Receivables Owner Trust
Series 2022-A, Class A3	1.230	06-15-26	1,893,000	1,819,220
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	2,870,167	2,585,780
Series 2021-1A, Class A (D)	1.860	03-20-46	1,907,220	1,688,547
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	1,734,000	1,584,064
Series 2020-2A, Class A2 (D)	1.992	09-15-45	1,650,000	1,465,399
Verizon Master Trust
Series 2022-2, Class A	1.530	07-20-28	1,592,000	1,517,114
VR Funding LLC
Series 2020-1A, Class A (D)	2.790	11-15-50	2,420,711	2,220,835
VSE VOI Mortgage LLC
Series 2017-A, Class A (D)	2.330	03-20-35	820,891	793,642
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	1,899,810	1,626,458
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	377,566	324,574
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	1,870,863	1,631,357

	Par value^	Value
Escrow certificates 0.0%		$667
(Cost $0)
LSC Communications, Inc. (A)(D)	1,058,000	667

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.9%				$121,804,252
(Cost $121,808,244)
U.S. Government Agency 0.8%				33,790,000
Federal Agricultural Mortgage Corp. Discount Note	2.050	08-01-22	33,790,000	33,790,000

	Yield (%)	Shares	Value
Short-term funds 2.1%			88,014,252
Federated Government Obligations Fund, Institutional Class	1.5043(J)	42,363,968	42,363,968
John Hancock Collateral Trust (K)	1.9943(J)	4,566,718	45,650,284

26	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total investments (Cost $3,555,480,204) 101.9%	$4,275,956,548
Other assets and liabilities, net (1.9%)	(81,162,152)
Total net assets 100.0%	$4,194,794,396

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $44,648,673.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $542,885,405 or 12.9% of the fund’s net assets as of 7-31-22.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	The rate shown is the annualized seven-day yield as of 7-31-22.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	27

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	65	Long	Sep 2022	$9,007,311	$9,317,344	$310,033
						$310,033
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
28	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$2,485,748,944	$2,400,958,040	$84,790,904	—
Preferred securities	3,527,508	3,527,508	—	—
U.S. Government and Agency obligations	537,810,013	—	537,810,013	—
Foreign government obligations	8,053,968	—	8,053,968	—
Corporate bonds	832,644,279	—	832,644,279	—
Municipal bonds	3,937,232	—	3,937,232	—
Term loans	8,943,774	—	8,943,774	—
Collateralized mortgage obligations	131,929,307	—	131,929,307	—
Asset backed securities	141,556,604	—	141,556,604	—
Escrow certificates	667	—	667	—
Short-term investments	121,804,252	88,014,252	33,790,000	—
Total investments in securities	$4,275,956,548	$2,492,499,800	$1,783,456,748	—
Derivatives:
Assets
Futures	$310,033	$310,033	—	—
|	29

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,566,718	$16,026,677	$218,251,202	$(188,594,060)	$(28,556)	$(4,979)	$91,277	$1,964	$45,650,284
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
30	|